Note 3 - Yellowstone Transaction (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended	30 Months Ended
	Jan. 25, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
Transaction Costs and Advisory Fees	$ 14,700	$ 12,731	$ 600	$ 12,700
General Insurance Expense			$ 2,600
Tax Receivable Agreement, Percentage of Savings as a Result of Certain Tax Attibutes		85.00%
Cash Savings Tax Benefit		$ 0
Sky’s Series B Preferred Units Converted Into Class A Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)	5,500,000
LLC Interests [Member] | Sky Common Unit Converted into Class B Common Stock [Member]
Stock Conversion, Share Per Unit Rate (in dollars per share)	$ 1
Common Class A [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Sky Harbour LLC [Member] | Sky Harbour Group Corporation (SHG) [Member]
Stock Issued During Period, Shares, New Issues (in shares)	14,937,581